Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 4,809,091	₩ 4,052,094
Non financial liabilities	20,134	65,066
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,970	8,982
Non financial liabilities	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,942,555	1,746,915
Non financial liabilities	20,134	47,125
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,859,566	2,296,197
Non financial liabilities	0	17,941
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,256,266	1,097,348
Financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,256,266	1,097,348
Financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	632,324	777,685
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	232	121
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	136,951	613,964
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	495,141	163,600
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	557,342	326,157
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,738	8,861
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	508,550	5,760
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	42,054	311,536
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	58,576	29,843
Derivative financial assets for hedging [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	40,788	29,843
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	17,788
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,304,583	1,821,061
Investment Properties [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Investment Properties [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,304,583	1,821,061
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	38	7,758
Other financial liabilities at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	0
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	38
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	0	7,758
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	20,096	57,308
Derivative financial liabilities for hedging [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	0
Derivative financial liabilities for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	20,096	47,125
Derivative financial liabilities for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 0	₩ 10,183